Annual Total Returns[BarChart] - PIMCO National Intermediate Municipal Bond Fund - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.26%)	6.97%	3.27%	(0.24%)	5.31%	1.08%	6.92%	4.57%